SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment expense

	US Dollars
Figures in millions	2025	2024	2023
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	13	17	15
Performance Share Plan (PSP)	27	11	—
Total share-based payment expense	40	28	15

Disclosure of fair value, assumptions and terms of equity schemes

Award date (unvested awards and awards vested during the year)	2025	2024	2023
Calculated fair value (in ZAR)	—	338.94	317.99
Award date	—	26 Feb 2024	24 Feb 2023
Expiry date	—	26 Feb 2034	25 Feb 2033

Award date (unvested awards)	2025	2024
Calculated fair value (in USD)	11.74	14.28
Award date	20 Feb 2025	26 Feb 2024
Expiry date	20 Feb 2035	26 Feb 2034
The significant
valuation inputs and assumptions are:

Valuation inputs and assumptions	2025	2024
Expected weighted average volatility	45.36%	46.12%
Vesting period	3 years	3 years
Expected dividend yield	7.49%	1.77%
US Risk-free interest rate	4.27%	4.75%
Expected forfeiture rate	9.23%	9.23%
Grant date fair value (in USD)	31.77	24.90

Award date (unvested awards)	2025
Calculated fair value (in USD)	31.77
Award date	20 Feb 2025
Expiry date	20 Feb 2035

Disclosure of activity of equity schemes

	Number of shares
	2025	2024	2023
Awards outstanding at beginning of year	3,079,106	3,231,930	2,483,608
Awards granted during the year	—	1,223,717	1,436,917
Awards lapsed during the year	(33,705)	(78,617)	(224,391)
Awards exercised during the year	(1,408,604)	(1,297,924)	(863,641)
Awards transferred from BSP scheme	—	—	370,628
Awards transferred from LTIP scheme	—	—	28,809
Awards outstanding at end of year	1,636,797	3,079,106	3,231,930
Awards exercisable at end of year	326,622	726,440	1,157,900

Number of shares	2025	2024

Awards outstanding at beginning of year	2,070,049	—
Awards granted during the year	800,262	2,129,875
Awards lapsed during the year	(82,028)	(52,141)
Awards exercised during the year	(86,228)	(7,685)
Awards outstanding at end of year	2,702,055	2,070,049

Number of shares	2025

Awards outstanding at beginning of year	—
Awards granted during the year	726,559
Awards lapsed during the year	(2,852)
Awards exercised during the year	(555)
Awards outstanding at end of year	723,152